UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     April 28, 2011



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $123,548 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209s103      141     5400 SH       SOLE                     5400
                                                                91     3500 SH       OTHER                                      3500
Anadarko Petroleum             COM              032511107     9301   113534 SH       SOLE                   109089              4445
                                                                98     1200 SH       OTHER                     200              1000
Apache Corp                    COM              037411105     7299    55754 SH       SOLE                    53859              1895
                                                                69      525 SH       OTHER                                       525
Apple Computer Inc             COM              037833100      271      777 SH       SOLE                      777
BB&T Corporation               COM              054937107     7088   258212 SH       SOLE                   248677              9535
                                                               151     5511 SH       OTHER                    3240              2271
Berkshire Hathaway-B           COM              084670702      389     4650 SH       SOLE                     4650
Blackrock MuniVest Fd          COM              09253r105      163    17685 SH       SOLE                    17685
                                                               174    18850 SH       OTHER                   18850
CSX Corporation                COM              126408103      236     3000 SH       SOLE                     3000
                                                                79     1000 SH       OTHER                                      1000
Cenovus Energy Inc             COM              15135u109     6393   162350 SH       SOLE                   156420              5930
                                                                 8      200 SH       OTHER                     200
Check Point Software Ord       COM              M22465104      213     4180 SH       SOLE                     4180
Chevrontexaco Corp             COM              166764100     7881    73316 SH       SOLE                    70469              2847
                                                               588     5469 SH       OTHER                     725              4744
Conocophillips                 COM              20825C104     7451    93301 SH       SOLE                    89919              3382
                                                                43      541 SH       OTHER                                       541
Duke Energy Corp               COM              26441C105     5493   302666 SH       SOLE                   292021             10645
                                                                85     4700 SH       OTHER                    2200              2500
Eagle Bancorp Inc              COM              268948106      248    17638 SH       SOLE                    17418               220
                                                                 8      563 SH       OTHER                                       563
Eaton Corp                     COM              278058102      111     2000 SH       SOLE                     2000
                                                               111     2000 SH       OTHER                                      2000
Encana Corp                    COM              292505104     5129   148528 SH       SOLE                   143118              5410
                                                                10      300 SH       OTHER                     300
Exxon Mobil Corp               COM              30231g102      118     1400 SH       SOLE                      900               500
                                                               109     1300 SH       OTHER                     800               500
Hewlett-Packard Co             COM              428236103     7672   187260 SH       SOLE                   180534              6726
                                                                51     1255 SH       OTHER                     755               500
MDU Resources Group            COM              552690109     6443   280481 SH       SOLE                   270912              9569
                                                                97     4225 SH       OTHER                    1975              2250
Merck & Co Inc                 COM              58933Y105     3732   113056 SH       SOLE                   108933              4123
                                                                30      900 SH       OTHER                     900
Microsoft Corp                 COM              594918104     3122   122975 SH       SOLE                   118875              4100
                                                                19      750 SH       OTHER                     250               500
Middleburg Financial           COM              596094102      833    46942 SH       SOLE                    45242              1700
                                                                34     1900 SH       OTHER                                      1900
Nabors Industries Ltd          COM              G6359F103     6018   198080 SH       SOLE                   191295              6785
                                                                 9      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     7332    92495 SH       SOLE                    88940              3555
                                                                40      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     5635    89466 SH       SOLE                    86277              3189
                                                                74     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      338     5150 SH       SOLE                     5150
                                                               230     3500 SH       OTHER                                      3500
Rayonier Inc                   COM              754907103     8694   139535 SH       SOLE                   134388              5147
                                                               166     2669 SH       OTHER                    1169              1500
SPDR Tr Unit                   COM              78462f103      219     1648 SH       SOLE                     1648
                                                                17      130 SH       OTHER                     130
Spectra Energy                 COM              847560109     3558   130901 SH       SOLE                   126645              4256
                                                                39     1440 SH       OTHER                    1190               250
Stonegate Bk Ft Lauderdale     COM              861811107      232    15500 SH       SOLE                    15500
                                                                60     4000 SH       OTHER                                      4000
Torchmark Corp                 COM              891027104     3351    50410 SH       SOLE                    50410
Washington Real Estate         COM              939653101     5835   187674 SH       SOLE                   180162              7512
                                                               118     3805 SH       OTHER                    2255              1550